Cost of revenues - Schedule of cost of revenuues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	$ 99,913	$ 115,667	$ 117,876
Bandwidth costs [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	57,093	48,118	68,441
Cost of inventories sold [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	7,181	31,634	21,485
Cost of live streaming [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	20,734	23,928	12,724
Depreciation of servers and other equipment [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	5,198	5,018	7,647
Payment handling charges [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	1,658	3,016	4,855
Other Cost of revenues [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	$ 8,049	$ 3,953	$ 2,724